Offerings - Offering: 1	Jan. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	200,000
Proposed Maximum Offering Price per Unit	69.20
Maximum Aggregate Offering Price	$ 13,840,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,911.3
Offering Note	Consists of 200,000 additional shares of the Registrant’s Class A Common Stock, without par value (the “Class A Common Stock”), issuable pursuant to the Amended and Restated Outside Directors Equity Award Plan, approved by the stockholders at the Company’s annual meeting on February 28, 2023, which amends and restates the Directors Plan (collectively, the “Shares”).
(2)Pursuant to Rule 416(c) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Class A Common Stock that become issuable pursuant to the Shares by reason of any stock split, stock dividend or other similar transaction effected without the receipt of consideration which results in an increase in the number of shares of outstanding Class A Common Stock.
(3)Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) of the Securities Act. The proposed maximum offering price per share is calculated on the basis of $69.20, the average of the high and low price of the Class A Common Stock as reported on the New York Stock Exchange on January 5, 2026, which is within five business days prior to filing of this Registration Statement.